GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 28, 2012
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

Changes to goodwill during 2012, 2011, and 2010 were as follows (in thousands):

	Successor	Predecessor
	For the Period September 8, 2012 through December 28, 2012	For the Period December 31, 2011 through September 7, 2012	December 30, 2011	December 31, 2010
Balance at beginning of period	$—	$344,478	$341,168	$319,006
Acquisition of Interline Brands, Inc.	492,106	—	—	—
Acquired goodwill	15,982	1,547	3,732	22,395
Purchase price adjustments	—	—	(422)	(233)
Balance at end of period	$508,088	$346,025	$344,478	$341,168

In connection with the Merger transactions as discussed in Note 3. Transactions, the Company recorded $492.1 million of preliminary goodwill as a part of purchase accounting. The acquired goodwill in 2012 primarily relates to the Company's acquisition of JanPak in December of 2012. The acquired goodwill in 2011 primarily relates to the Company's acquisition of NCP in January 2011. The acquired goodwill in 2010 primarily relates to the Company's acquisition of CleanSource in October 2010.

Purchase price adjustments in 2011 relate to the revision of the liability for exit activities associated with the Eagle and AmSan LLC (“AmSan”) acquisitions, net of related adjustments to deferred taxes. Purchase price adjustments in 2010 relate to the revision of the liability for exit activities associated with the Eagle acquisition, net of related adjustments to deferred taxes.

The gross carrying amount and accumulated amortization of the Company's intangible assets other than goodwill as of December 28, 2012 and December 30, 2011 were as follows (in thousands):

Successor
December 28, 2012	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademarks	$185,600	$—	$185,600
Customer relationships	272,400	6,701	265,699
Non-compete agreements	70	23	47
Deferred financing costs	26,707	1,165	25,542
Total	$484,777	$7,889	$476,888

Predecessor
December 30, 2011	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trademarks	$65,841	$5,682	$60,159
Customer relationships	110,562	45,240	65,322
Non-compete agreements	2,902	2,855	47
Deferred financing costs	10,407	1,558	8,849
Total	$189,712	$55,335	$134,377

As discussed in Note 3. Transactions, in connection with the Merger transaction, the Company recognized intangible assets related to trademarks and customer relationships. Trademarks have been determined to have indefinite lives; customer relationships have an economic useful life of between 7 and 19 years and will be amortized over those periods using an accelerated amortization method.

The amortization of debt financing costs, recorded as a component of interest expense, and write-off of debt financing costs, included in the loss on extinguishment of debt, was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012		For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Amortization of debt financing costs	$1,165	$985		$1,365	$1,056
Write-off of debt financing costs	$—	$2,214	(1)	$—	$3,856	(2)

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(1) Related to the extinguishment of the prior asset-based revolving credit facility. See Note 10. Debt for further information.
(2) Related to the redemption of the 8 1/8% senior subordinated notes. See Note 10. Debt for further information.

Amortization expense on other intangible assets was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Amortization of other intangible assets	$6,720	$4,572	$6,493	$5,909

Expected amortization expense on other intangible assets (excluding deferred financing costs which will vary depending upon debt payments) for each of the five succeeding fiscal years is expected to be as follows (in thousands):

Fiscal Year	Future Estimated Amortization
2013	$28,258
2014	$29,017
2015	$31,467
2016	$30,900
2017	$25,896
Thereafter	$120,208